Investments In Affiliated Companies, Partnerships And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment Owned, at Fair Value	$ 54,469,000		$ 55,098,000	$ 54,469,000
Company F
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation				6,900,000	$ (11,100,000)
Investment Owned, at Fair Value	17,155,000		17,155,000	17,155,000
Company G
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation			1,300,000	(3,200,000)	(4,800,000)
Investment Owned At Fair Value, Additional Investment	1,400,000		3,600,000	1,400,000
Investment Owned, at Fair Value	17,165,000		19,410,000	17,165,000
Company H
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation			1,500,000	2,500,000	(400,000)
Investment Owned, at Fair Value	2,472,000		$ 972,000	2,472,000
Company H | Company H
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			35.00%
Company I
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation			$ (118,000)		(1,000,000)	$ (4,100,000)
Investment Owned, at Fair Value	13,677,000		$ 13,561,000	13,677,000		$ 5,000,000
Company I | Company I
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			7.00%
Company J
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation	4,000,000	$ (2,000,000)			$ (1,000,000)
Investment Owned, at Fair Value	$ 4,000,000		$ 4,000,000	$ 4,000,000
Company J | Company J
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			25.00%